Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

Contract liabilities comprise entirely deferred revenue in respect of the Mallinckrodt, Takeda and AstraZeneca plc Research collaborations.

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Contract liabilities:
Current	17,042	2,478	-
Non-current	51,337	15,515	-
Total contract liabilities	68,379	17,993	-

	Current	Non-current	Total
	£000s	£000s	£000s
Contract liabilities:
At January 1, 2020	2,478	15,515	17,993
Additions during year	19,779	35,822	55,601
Revenue unwound during year - from 2019	(1,048)	-	(1,048)
Revenue unwound during year - from current year	(4,167)	-	(4,167)
At December 31, 2020	17,042	51,337	68,379